Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Capital and reserves [Abstract]
Schedule of issued share capital
	December 31, 2021		December 31, 2020
	Number	CHF	Number	CHF
Common shares with a par value of CHF 0.01 each	14,964,261	149,643	11,417,159	114,172
Total	14,964,261	149,643	11,417,159	114,172

Schedule of common shares
	Common Shares (Number)
	2021	2020
As of January 1	11,417,159	4,125,949
Exercise of warrants	897,435	1,263,845
LPC equity line	—	1,610,120
ATM program	1,184,700	1,628,827
Share-based payments (bonus)	174,610	51,418
Conversion convertible loan	516,814	737,000
Shares issued for Trasir acquisition	773,543	—
Registered direct offering	—	2,000,000
Total, as of December 31	14,964,261	11,417,159